Loans and Other Financing - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of internal credit grades [line items]
Expected credit loss allowance related to sundry debtors, ending balance	$ 1,654
Commercial [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	106,618,283	$ 112,853,017
Gross carrying amount, ending balance	98,573,176	106,618,283
Expected credit loss allowance, beginning balance	1,158,255	940,738
Expected credit loss allowance related to sundry debtors, ending balance	1,613,308	1,158,255
Commercial [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	113,638,170	80,458,849
Expected credit loss allowance	1,965,711	1,023,454
Commercial [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(83,532,065)	(40,838,164)
Expected credit loss allowance	(828,219)	(272,150)
Commercial [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(90,833)	(134,497)
Expected credit loss allowance	(39,461)	(90,001)
Commercial [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(38,060,379)	(45,720,922)
Expected credit loss allowance	(642,978)	(443,786)
Impairments stage 1 [member] | Commercial [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	103,327,739	111,315,529
Gross carrying amount, ending balance	94,035,693	103,327,739
Expected credit loss allowance, beginning balance	411,271	540,208
Expected credit loss allowance related to sundry debtors, ending balance	320,573	411,271
Impairments stage 1 [member] | Commercial [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	110,325,311	79,920,258
Expected credit loss allowance	1,534,723	928,682
Impairments stage 1 [member] | Commercial [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(81,066,720)	(40,336,332)
Expected credit loss allowance	(302,022)	(194,955)
Impairments stage 1 [member] | Commercial [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	393,965	46,783
Expected credit loss allowance	56,143	1,111
Impairments stage 1 [member] | Commercial [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(917,752)	(1,364,792)
Expected credit loss allowance	(12,622)	(14,725)
Impairments stage 1 [member] | Commercial [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,887,351)	(1,591,027)
Expected credit loss allowance	(1,353,902)	(650,709)
Impairments stage 1 [member] | Commercial [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(36,139,499)	(44,662,680)
Expected credit loss allowance	(13,018)	(198,341)
Impairments stage 2 [member] | Commercial [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	1,561,461	491,079
Gross carrying amount, ending balance	3,147,415	1,561,461
Expected credit loss allowance, beginning balance	88,686	36,885
Expected credit loss allowance related to sundry debtors, ending balance	334,969	88,686
Impairments stage 2 [member] | Commercial [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	3,312,859	538,591
Expected credit loss allowance	430,988	94,772
Impairments stage 2 [member] | Commercial [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,192,392)	(221,881)
Expected credit loss allowance	(64,628)	(14,857)
Impairments stage 2 [member] | Commercial [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(314,796)	3,127
Expected credit loss allowance	(10,204)	37
Impairments stage 2 [member] | Commercial [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	917,752	1,364,792
Expected credit loss allowance	12,622	14,725
Impairments stage 2 [member] | Commercial [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(21,593)	(151,284)
Expected credit loss allowance	(760)	(14,992)
Impairments stage 2 [member] | Commercial [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(173)
Expected credit loss allowance	(4)
Impairments stage 2 [member] | Commercial [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,115,703)	(462,963)
Expected credit loss allowance	(121,731)	(27,884)
Impairments Stage 3 [member] | Commercial [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	1,729,083	1,046,409
Gross carrying amount, ending balance	1,390,068	1,729,083
Expected credit loss allowance, beginning balance	658,298	363,645
Expected credit loss allowance related to sundry debtors, ending balance	957,766	658,298
Impairments Stage 3 [member] | Commercial [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,272,953)	(279,951)
Expected credit loss allowance	(461,569)	(62,338)
Impairments Stage 3 [member] | Commercial [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(79,169)	(49,910)
Expected credit loss allowance	(45,939)	(1,148)
Impairments Stage 3 [member] | Commercial [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,908,944	1,742,311
Expected credit loss allowance	1,354,662	665,701
Impairments Stage 3 [member] | Commercial [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(90,660)	(134,497)
Expected credit loss allowance	(39,457)	(90,001)
Impairments Stage 3 [member] | Commercial [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(805,177)	(595,279)
Expected credit loss allowance	$ (508,229)	$ (217,561)